Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable	$36,901,720	$16,952,637
Allowance for credit loss	(7,909,571)	(8,016,322)
Accounts receivable, net	$28,992,149	$8,936,315

The movement of allowance of credit loss is as follows:

	As of December 31,
	2024	2023	2022
Balance at beginning of the year	$8,016,322	$8,047,527	$5,744,387
Current year addition	113,854	196,717	2,887,754
Reversed	-	(74,564)	-
Foreign currency translation adjustments	(220,605)	(153,358)	(584,614)
Balance at end of the year	$7,909,571	$8,016,322	$8,047,527

Allowance for credit loss provision was $113,854, $196,717 and $2,887,754 recorded for the years ended December 31, 2024, 2023 and 2022, respectively.